Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2010 Fund - Fidelity Freedom Blend 2010 Fund - Premier Class	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 19
3 years	61
5 years	107
10 years	$ 243